Share-Based Compensation (Schedule of Employee Stock Options and Restricted Stock Units) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 Y	Dec. 31, 2010
Stock Options [Member]
Number of shares outstanding, beginning balance	7,332,000
Weighted average exercise price outstanding, beginning balance	$ 13.61	$ 13.86
Number of shares, granted	601,897	570,282
Weighted average exercise price, granted	$ 19.86
Number of shares, exercised	(655,000)
Weighted average exercise price, exercised	$ 12.95
Number of shares, forfeited and cancelled	(62,000)
Weighted average exercise price, forfeited and cancelled	$ 19.56
Number of shares, expired	(690,000)
Weighted average exercise price, expired	$ 21.79
Number of shares outstanding, ending balance	6,527,000	7,332,000
Weighted average exercise price outstanding, ending balance	$ 13.61	$ 13.86
Weighted average remaining contractual term outstanding, ending balance	3.65
Aggregate intrinsic value outstanding, ending balance	$ 15,315
Number of shares exercisable, ending balance	5,453,000
Weighted average exercise price exercisable, ending balance	$ 12.37
Weighted average remaining contractual term exercisable, ending balance	2.66
Aggregate intrinsic value exercisable, ending balance	15,315
Number of shares vested and expected to vest, ending balance	6,436,000
Weighted average exercise price vested and expected to vest, ending balance	$ 13.53
Weighted average remaining contractual term vested and expected to vest, ending balance	3.57
Aggregate intrinsic value vested and expected to vest, ending balance	15,315
Restricted Stock Units [Member]
Weighted average remaining contractual term outstanding, ending balance	2.91
Number of shares outstanding, beginning balance	4,417,000
Restricted stock units, granted	1,929,000
Restricted stock units vested	(451,000)
Number of shares, forfeited and cancelled	(244,000)
Number of shares outstanding, ending balance	5,651,000
Aggregate intrinsic value outstanding, ending balance	78,030
Number of shares vested and expected to vest, ending balance	4,597,000
Weighted average contractual term vested and expected to vest, ending balance	2.78
Aggregate intrinsic value vested and expected to vest, ending balance	$ 63,488